Provisions and other non-current liabilities (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 702	$ 397	$ 487
Provisions related to discontinued operations	(97)
Impact of business combinations		4
Cash payments	(448)	(105)	(292)
Releases	(219)	(52)	(44)
Additions	170	466	251
Currency translation effects	16	(8)	(5)
Product liabilities government investigations other legal matters provisions at end of period	124	702	397
Less current provision	(42)	(548)	(56)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 82	154	341
Continuing operations [member]
Product liability, government investigations, other legal matters provisions [roll forward]
Cash payments		(67)	(64)
Releases		(38)	(18)
Additions		$ 435	$ 190